Non-controlling interests (Details) $ in Thousands					12 Months Ended				18 Months Ended
	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 JPY (¥) shares	Nov. 20, 2017 USD ($) shares	Nov. 20, 2017 JPY (¥) shares	Apr. 30, 2017 USD ($)		Apr. 30, 2016 USD ($)		Oct. 31, 2018 USD ($)
Non-controlling interests, Disclosure [Abstract]
Non-controlling interests, beginning period									$ 954
Share of (loss)/profit after tax					$ (103)	[1],[2]	$ 78	[2],[3]	85
Non-controlling interests, period end					954				1,039
Novell Japan Ltd [Member]
Non-controlling interests, Disclosure [Abstract]
Payment made to minority shareholders	$ 1,505	¥ 170,350	$ 1,547	¥ 170,350
Number of shares acquired (in shares) | shares	170,350	170,350	170,350	170,350
Non-controlling interests, beginning period					1,057		979		954
Share of (loss)/profit after tax					(103)		78		85
Non-controlling interests, period end					$ 954		$ 1,057		$ 1,039
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation of non-controlling interests									Japan
Percentage of ownership interests held by non-controlling interests					74.70%		71.50%		81.05%

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)